Related Party Transactions	3 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

The Company analyzed its transactions with related parties for the three months ended March 31, 2021 and 2020, and determined it had the following material transactions that have not been described elsewhere in the unaudited condensed consolidated financial statements. The Company is also party to a license agreement with UCLB, who also participated in the Company’s preferred share financings.

Syncona

The Company receives accounting and professional services from Syncona Partners LLP, Syncona Limited and their affiliates, referred to as Syncona, from time to time. The Company recorded accounting and professional fees of approximately $0.1 million for the three months ended March 31, 2020. There were no accounting and professional fees recorded for the three months ended March 31, 2021.

Gyroscope Therapeutics Limited

In April 2020, we entered into an exclusive patent and know-how license agreement with Gyroscope Therapeutics Limited, or Gyroscope, a company controlled by Syncona. Under the terms of the agreement, Gyroscope grants us an exclusive license under certain patent rights to develop and commercialize certain liver-directed AAV gene therapies delivered by certain direct or peripheral means and a non-exclusive license to certain know-how, and we grant Gyroscope a non-exclusive license to certain know-how. We were required to make an upfront payment to Gyroscope of £0.2 million or $0.3 million and may be required to make up to £5.6 million or $7.7 million in development and regulatory milestone payments, and pay Gyroscope a mid-single-digit percentage royalty on net sales of licensed products on a product-by-product and country-by-country basis, until the expiration of the last valid licensed patent claim covering such product in such country. No payments were due to Gyroscope as of March 31, 2021 in relation to this agreement because the Company had not achieved any of the milestones or incurred any royalty payment obligations during the three-month period ended March 31, 2021.